Financial Risk Management and Policies - Schedule of Maturity Profile of the Group’s Financial Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Profile of the Group’s Financial Liabilities [Line Items]
Borrowings (including accrued interest)	$ 154,004,751	$ 165,658,321
Other payables	135,285,479	130,000,000
Lease liabilities	667,314,538	880,089,361
Trade and accounts payables (excluding accrued interest)	35,046,724	36,733,961
Derivative warrant liability		314,188
Total	991,651,492	1,212,795,831
On demand [Member]
Schedule of Maturity Profile of the Group’s Financial Liabilities [Line Items]
Borrowings (including accrued interest)	152,358,319	163,606,250
Other payables	135,285,479	130,000,000
Lease liabilities
Trade and accounts payables (excluding accrued interest)
Derivative warrant liability
Total	287,643,798	293,606,250
Less than 3 months [Member]
Schedule of Maturity Profile of the Group’s Financial Liabilities [Line Items]
Borrowings (including accrued interest)	133,695	127,882
Other payables
Lease liabilities	2,605,178	2,760,377
Trade and accounts payables (excluding accrued interest)	35,046,724	36,733,961
Derivative warrant liability
Total	37,785,597	39,622,220
3 to 12 months [Member]
Schedule of Maturity Profile of the Group’s Financial Liabilities [Line Items]
Borrowings (including accrued interest)	386,231	373,983
Other payables
Lease liabilities	6,578,285	6,118,649
Trade and accounts payables (excluding accrued interest)
Derivative warrant liability		314,188
Total	6,964,516	6,806,820
1-5 years [Member]
Schedule of Maturity Profile of the Group’s Financial Liabilities [Line Items]
Borrowings (including accrued interest)	1,126,506	1,550,206
Other payables
Lease liabilities	38,832,816	46,895,151
Trade and accounts payables (excluding accrued interest)
Derivative warrant liability
Total	39,959,322	48,445,357
> 5 years [Member]
Schedule of Maturity Profile of the Group’s Financial Liabilities [Line Items]
Borrowings (including accrued interest)
Other payables
Lease liabilities	619,298,259	824,315,184
Trade and accounts payables (excluding accrued interest)
Derivative warrant liability
Total	$ 619,298,259	$ 824,315,184